UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21466

                  HYPERION COLLATERALIZED SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                  HYPERION COLLATERALIZED SECURITIES FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: July 31



Date of reporting period:  July 31, 2004

Item 1. Reports to Shareholders.



                                [GRAPHIC OMITTED]
                               ___________________

                                  July 31, 2004








                                                              [GRAPHIC OMITTED]

_______________________________________________________________________________

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition (Unaudited)

_______________________________________________________________________________

The chart that follows shows the allocation of the Hyperion Collateralized Securities Fund, Inc.'s holdings by asset category as of July 31, 2004.





                  HYPERION COLLATERALIZED SECURITIES FUND, INC.
                  Portfolio Of Investments As Of July 31, 2004*


                                [GRAPHIC OMITTED]



__________

*     As a percentage of total investments.


-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments                                                                             Principal
                                                                          Interest                   Amount             Value
July 31, 2004                                                               Rate      Maturity       (000s)            (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 110.6%
  Aegis Asset Backed Securities Trust
    Series 2004-3N, Class N*..............................................  5.25%     09/25/34  $      4,711     $      4,709,188
  Aerco Ltd.
    Series 2A, Class A3...................................................  1.84+     07/15/25        17,745@          12,421,325
  Airplanes Pass Through Trust
    Series 1R, Class AB...................................................  1.76+     03/15/19        11,250            9,337,500
  Ameriquest Finance NIM Trust
    Series 2004-FRN1, Class A*............................................  4.95      06/25/34         7,417            7,417,205
    Series 2004-RN5, Class A*.............................................  5.19      06/25/34         7,000            6,996,164
                                                                                                                    -------------
                                                                                                                       14,413,369
                                                                                                                    -------------
  Amortizing Residential Collateral Trust
    Series 2002-BC8, Class M3(b)..........................................  3.45+     11/25/32        11,000           11,024,508
    Series 2002-BC5, Class B(b)...........................................  3.70+     07/25/32         7,704            7,600,543
    Series 2002-BC9, Class B(b)...........................................  3.95+     12/25/32         2,238            2,205,504
    Series 2002-BC10, Class M3(b).........................................  4.70+     01/25/33         1,507            1,531,692
                                                                                                                    -------------
                                                                                                                       22,362,247
  AQ Finance NIM Trust                                                                                              -------------
    Series 2003-N3A, Class Note*..........................................  9.05      03/25/33         1,129            1,129,205
    Series 2002-N4A, Class Note*.......................................... 10.33      09/25/32           563              564,057
                                                                                                                    -------------
                                                                                                                        1,693,262
                                                                                                                    -------------
  Argent NIM Trust
    Series 2004-WN3, Class A*.............................................  5.93      03/25/34         7,341            7,341,343
    Series 2004-WN2, Class B*.............................................  6.75      04/25/34         1,350            1,363,500
                                                                                                                    -------------
                                                                                                                        8,704,843
                                                                                                                    -------------
  Argent Securities, Inc.
    Series 2004-W3, Class M5*(b)..........................................  3.75+    02/25/34         3,650             2,810,508
    Series 2003-W1, Class MV6(b)..........................................  5.20+    12/27/33         7,495             7,229,317
    Series 2003-W2, Class M6(b)...........................................  5.20+    09/25/33         4,857             4,695,733
                                                                                                                    -------------
                                                                                                                       14,735,558
                                                                                                                    -------------
  Asset Backed Funding Certificates
    Series 2004-OPT4, Class M2(b).........................................  2.63+    12/25/33         5,000            5,008,430
    Series 2004-FF1, Class M4(b)..........................................  3.98+    07/25/33         3,000            3,013,125
    Series 2004-OPT2, Class B(b)..........................................  4.95+    10/25/31         2,404            2,103,644
    Series 2004-OPT4, Class M6(b).........................................  4.95+    11/25/32         1,950            1,930,716
    Series 2004-FF1, Class M6(b)..........................................  4.98+    12/25/32         2,200            1,999,301
    Series 2004-FF1, Class M7(b)..........................................  4.98+    07/25/32         3,000            2,480,607
                                                                                                                   -------------
                                                                                                                      16,535,823
                                                                                                                   -------------
  Aviation Capital Group Trust
    Series 2003-2A, Class B1*.............................................  4.42+    09/20/33         6,275            5,954,226
  Carssx Finance Ltd.
    Series 2004-AA, Class B3*.............................................  4.73+    01/15/11         2,000            2,000,000
    Series 2004-AA, Class B4*.............................................  6.88+    01/15/11         3,000            3,000,000
                                                                                                                   -------------
                                                                                                                       5,000,000
__________                                                                                                         -------------

See notes to financial statements.




-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments                                                                               Principal
                                                                            Interest                    Amount             Value
July 31, 2004                                                                 Rate     Maturity         (000s)           (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (continued)
  CDC Mortgage Capital Trust
    Series 2004-HE2, Class M3(b)..........................................   2.95+%     07/26/34  $      4,909     $      4,908,838
  Centex Home Equity
    Series 2004-C, Class M5(b)............................................   2.60+      06/25/34         7,650            7,649,748
    Series 2004-A, Class M5...............................................   3.20+      01/25/34         3,000            3,001,431
    Series 2004-C, Class M7(b)............................................   3.40+      06/25/34         4,000            3,999,864
                                                                                                                      -------------
                                                                                                                         14,651,043
                                                                                                                      -------------
  Conseco Financial Securitizations Co.
    Series 2002-1, Class M1A..............................................   3.41+      12/01/33        16,500           12,045,000
  Countrywide Asset-Backed Certificates
    Series 2004-4, Class M6(b)............................................   3.30+      02/25/34         4,000            3,992,644
    Series 2004-6, Class M7(b)............................................   3.45+      06/25/34         6,000            5,999,790
    Series 2004-6, Class B(b).............................................   4.45+      03/25/34         5,000            4,783,915
                                                                                                                      -------------
                                                                                                                         14,776,349
                                                                                                                      -------------
  Equifirst Mortgage Loan Trust
    Series 2004-1, Class B1(b)............................................   4.95+      01/25/34         1,790            1,490,929
    Series 2003-2, Class M6(b)............................................   5.70+      09/25/33         2,921            2,971,241
                                                                                                                      -------------
                                                                                                                          4,462,170
                                                                                                                      -------------
  Equity One ABS, Inc.
    Series 2004-1, Class B2...............................................   3.70+      04/25/34         3,750            3,749,993
  Fieldstone Mortgage Investment Corp.
    Series 2004-2, Class M2(b)............................................   2.60+      07/25/34        10,000@           9,999,680
    Series 2004-3, Class M5(b)............................................   2.90+      08/25/34         3,500@           3,506,545
    Series 2004-1, Class M4(b)............................................   3.10+      01/25/35         2,615            2,610,207
                                                                                                                      -------------
                                                                                                                         16,116,432
                                                                                                                      -------------
  First Franklin Mortgage Loan Trust
    Series 2004-FF1, Class B1(b)..........................................   3.05+      11/25/34         5,000            4,955,660
    Series 2003-FFH2, Class M4(b).........................................   3.45+      02/25/34         2,000            2,011,080
    Series 2003-FFH1, Class M3(b).........................................   3.60+      09/25/33         4,840            5,013,824
    Series 2003-FF1, Class M3V(b).........................................   3.95+      03/25/33         4,000            4,066,844
    Series 2004-FF5, Class M7(b)..........................................   3.97+      08/25/34         5,000            5,000,000
    Series 2004-FF5, Class M9(b)..........................................   4.47+      08/25/34         2,750            2,439,767
    Series 2004-FF5, Class B*(b)..........................................   4.47+      08/25/34         2,750            2,200,000
    Series 2003-FFH2, Class M6(b).........................................   4.95+      02/25/34         3,000            2,953,215
    Series 2003-FF5, Class M6(b)..........................................   4.95+      03/25/34         5,500            5,447,579
    Series 2004-FFH1, Class B*(b).........................................   4.95+      03/25/34         4,529            3,895,814
    Series 2004-FF2, Class B*(b)..........................................   4.95+      03/25/34         2,520            2,163,457
    Series 2004-FFH2, Class M9(b).........................................   4.95+      06/25/34         3,300            3,261,469
    Series 2004-FFH2, Class B1*(b)........................................   4.95+      06/25/34         3,000            2,500,728
    Series 2004-FF3, Class B2(b)..........................................   4.95+      05/25/34         5,000            4,929,105
    Series 2004-FF6, Class B3(b)..........................................   4.96+      07/25/34         2,500            2,459,765
    Series 2004-FF4, Class B3(b)..........................................   5.20+      06/25/34         1,000              997,852
    Series 2003-FFH1, Class M6(b).........................................   5.45+      09/25/33         3,283            3,282,908
                                                                                                                      -------------
                                                                                                                         57,579,067
                                                                                                                      -------------
  Fremont Home Loan Trust
    Series 2004-A, Class M3(b)............................................   2.85+      01/25/34         4,604            4,603,848
    Series 2004-B, Class M9(b)............................................   4.95+      05/25/34         5,877            5,808,045
                                                                                                                      -------------
                                                                                                                         10,411,893

                                                                                                                      -------------
__________

See notes to financial statements.





-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments                                                                                 Principal
                                                                            Interest                      Amount            Value
July 31, 2004                                                                 Rate       Maturity         (000s)           (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (continued)
  Fremont NIM Trust
    Series 2004-A, Class N*................................................   4.75%      01/25/34  $      4,099     $     4,086,710
  Green Tree Financial Corp.
    Series 1997-5, Class A5................................................   6.62       05/15/29         3,308@          3,440,417
    Series 1998-8, Class M2................................................   7.08       09/01/30         9,000           2,250,000
    Series 1997-2, Class A7................................................   7.62       06/15/28         1,386@          1,482,115
                                                                                                                      -------------
                                                                                                                          7,172,532
  GSAMP Trust                                                                                                         -------------
    Series 2003-AHL, Class B1(b)...........................................   5.45+      10/25/33         3,454           3,555,520
  Lease Investment Flight Trust
    Series 1, Class A1(b)..................................................   1.77+      07/15/31        19,200@         12,864,000
  Long Beach Mortgage Loan Trust
    Series 2004-3, Class M6(b).............................................   2.88+      07/25/34        10,000@         10,019,990
    Series 2004-3, Class M9(b).............................................   4.45+      07/25/34         5,000           4,830,015
    Series 2002-5, Class M3(b).............................................   4.70+      11/25/32         2,500           2,549,088
    Series 2004-1, Class M9(b).............................................   4.95+      02/25/34         9,500           9,386,541
    Series 2004-1, Class B*(b).............................................   4.95+      02/25/34         9,000           7,520,211
    Series 2003-4, Class M6(b).............................................   5.45+      08/25/33        13,000          13,064,610
                                                                                                                      -------------
                                                                                                                         47,370,455
                                                                                                                      -------------
  Master Asset Backed Securities Trust
    Series 2002-OPT1, Class M5(b)..........................................   5.45+      11/25/32         4,520           4,628,159
  Meritage Mortgage Loan Trust
    Series 2004-1, Class M6(b).............................................   3.20+      07/25/34         2,500           2,490,420
    Series 2003-1, Class M6(b).............................................   4.45+      11/25/33         1,000           1,002,450
    Series 2003-1, Class M7(b).............................................   4.45+      11/25/33         2,980           2,685,686
    Series 2004-1, Class B1*(b)............................................   4.95+      07/25/34         2,920           2,463,844
    Series 2004-2, Class M10...............................................   5.00+      01/25/35         4,635           4,026,656
                                                                                                                      -------------
                                                                                                                         12,669,056
                                                                                                                      -------------
  Morgan Stanley ABS Capital
    Series 2004-HE4, Class M2(b)...........................................   2.75+      05/25/34        10,000@          9,999,670
    Series 2003-NC10, Class M2(b)..........................................   3.25+      10/25/33        10,000@         10,267,280
                                                                                                                      -------------
                                                                                                                         20,266,950
                                                                                                                      -------------

  Novastar NIM Trust
    Series 2004-N1, Class N*...............................................   4.46       02/26/34         3,584           3,584,246
    Series 2004-N2, Class N*...............................................   4.46       06/26/34         4,651           4,651,330
                                                                                                                      -------------
                                                                                                                          8,235,576
                                                                                                                      -------------
  Option One Mortgage Loan Trust
    Series 2004-1, Class M6(b).............................................   4.95+      01/25/34         1,000             979,503
    Series 2004-1, Class M7*(b)............................................   4.95+      01/25/34         4,800           4,006,114
                                                                                                                      -------------
                                                                                                                          4,985,617
  Park Place NIM Trust                                                                                                -------------
    Series 2004-WCW, Class N1..............................................   5.65       09/25/34         5,000           4,998,631
  Porter Square CDO
    Series 1A, Class C*....................................................   4.88+      08/15/38         2,000           2,000,000
  Renaissance NIM Trust
    Series 2004-B, Class N*................................................   5.19       08/26/34        13,616          13,616,267
  Residential Asset Mortgage Products, Inc.
    Series 2004-RS1, Class MII4(b).........................................   3.25+      01/25/34         5,625           5,624,803
__________

See notes to financial statements.




-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments                                                                                Principal
                                                                            Interest                     Amount            Value
July 31, 2004                                                                 Rate       Maturity        (000s)          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (continued)
  Sail Net Interest Margin Notes
    Series 2004-4A, Class A*...............................................   5.00%      04/27/34  $      4,147  $        4,140,345
    Series 2004-2A, Class A*...............................................   5.50       03/27/34         5,862           5,853,913
    Series 2004-2A, Class B*...............................................   8.00       03/27/34         2,000           1,822,922
                                                                                                                       ------------
                                                                                                                         11,817,180
                                                                                                                      -------------
  Sasco Mortgage Loan Trust
    Series 2004-GEL2, Class B*(c)..........................................  5.50/6.00   05/25/34         2,330           2,004,446
  Sharps SP I LLC NIM Trust
    Series 2004-OP1N, Class NA*............................................   5.19       04/25/34         6,979           6,978,193
    Series 2004-FM1N, Class N*.............................................   6.16       09/25/33         1,798           1,807,122
    Series 2003-HE1N, Class N*.............................................   6.90       11/25/33         2,782           2,795,732
    Series 2004-OP1N, Class NB*............................................  10.00       04/25/34         2,000           1,778,000
                                                                                                                      -------------
                                                                                                                         13,359,047
                                                                                                                      -------------
  Structured Asset Investment Loan Trust
    Series 2003-BC8, Class M2(b)...........................................   3.20+      08/25/33         5,000           5,074,465
    Series 2004-7, Class B(b)..............................................   3.88+      08/25/34         9,811           8,273,003
    Series 2003-BC7, Class B(b)............................................   4.45+      07/25/33         7,563           7,517,803
    Series 2003-BC11, Class B(b)...........................................   4.45+      10/25/33         7,700           6,835,467
    Series 2004-2, Class B*(b).............................................   4.45+      03/25/34         3,306           2,906,404
                                                                                                                      -------------
                                                                                                                         30,607,142
                                                                                                                      -------------
  UCFC Home Equity Loan
    Series 1998-D, Class BF1...............................................   8.97       04/15/30         2,037           2,154,620
  Vanderbilt Mortgage Finance
    Series 1998-D, Class 2B2(b)............................................   4.10+      07/07/15         3,760           3,762,782
Total Asset-Backed Securities                                                                                         -------------
         (Cost-- $473,401,262).............................................                                             470,347,619
                                                                                                                      -------------
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- 4.7%
Subordinated Collateralized Mortgage Obligations -- 4.7%
  Resix Financial Ltd.
    Series 2004-B, Class B3*................................................  2.26+      02/10/36         6,259           6,258,629
    Series 2004-B, Class B7*................................................  5.36+      02/10/36         1,779           1,778,912
    Series 2004-A, Class B7*................................................  5.81+      02/10/36         1,715           1,746,052
    Series 2003-D, Class B7*................................................  7.11+      12/10/35         4,754           4,978,114
    Series 2003-C, Class B7*................................................  7.36+      09/10/35         4,945           5,137,753
Total Subordinated Collateralized Mortgage Obligations
         (Cost-- $19,838,776)...............................................                                             19,899,460
Total Non-Agency Residential Mortgage Backed Securities                                                               -------------
         (Cost-- $19,838,776)...............................................                                             19,899,460
                                                                                                                      -------------
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 1.8%
Short Term Investments -- 1.8%
  Federal Home Loan Bank Discount Note(a)...................................   1.21      08/02/04         3,500           3,499,882
  Federal National Mortgage Association Discount
    Note(a).................................................................   1.28      08/02/04         4,200           4,199,851
                                                                                                                      -------------
__________

See notes to financial statements.



-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments                                                                                   Principal
                                                                                  Interest                  Amount          Value
July 31, 2004                                                                       Rate      Maturity      (000s)        (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (continued)
Total Short Term Investments
         (Cost-- $7,699,733).......................................                                                $      7,699,733
Total Short Term Investments                                                                                           ------------
         (Cost-- $7,699,733).......................................                                                       7,699,733
                                                                                                                      -------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments -- 117.1%
         (Cost-- $500,939,771)........................................................                                  497,946,812
Liabilities in Excess of Other Assets -- (17.1)%......................................                                 (72,637,347)
                                                                                                                      -------------
NET ASSETS-- 100.0%...................................................................                             $    425,309,465
                                                                                                                      =============

-----------------------------------------------------------------------------------------------------------------------------------
@          -- Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
*          -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
+          -- Variable Rate Security-- Interest Rate is in effect as of July 31, 2004.
(a)        -- Zero Coupon Note-- Interest rate represents current yield to maturity.
(b)        -- Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(c)        -- Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
CDO        -- Collateralized Debt Obligations.
__________

See notes to financial statements.



-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Assets and Liabilities

July 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments in securities, at market (cost $500,939,771)(Note 2) .........................................      $    497,946,812
  Receivable for investments sold...........................................................................             5,004,021
  Interest receivable.......................................................................................               596,465
  Prepaid expenses and other assets.........................................................................                49,500
                                                                                                                     -------------
      Total assets..........................................................................................           503,596,798
Liabilities:                                                                                                         -------------
  Reverse repurchase agreements (Note 5) ...................................................................            66,472,000
  Interest payable for reverse repurchase agreements (Note 5) ..............................................                42,854
  Payable for investments purchased.........................................................................            11,029,690
  Bank overdraft............................................................................................               642,687
  Investment advisory fee payable (Note 3) .................................................................                42,125
  Directors' fees payable...................................................................................                 5,000
  Accrued expenses and other liabilities....................................................................                52,977
                                                                                                                     -------------
      Total liabilities.....................................................................................            78,287,333
                                                                                                                     -------------
Net Assets (equivalent to $9.98 per share based on 42,603,908 shares issued and outstanding)................       $   425,309,465
                                                                                                                     =============
Composition of Net Assets:
  Capital stock, at par value ($.01) (Note 6) ..............................................................       $        42,604
  Additional paid-in capital (Note 6) ......................................................................           428,259,820
  Net unrealized depreciation...............................................................................           (2,992,959)
                                                                                                                     -------------
  Net assets applicable to capital stock outstanding........................................................       $   425,309,465
                                                                                                                     =============
__________

See notes to financial statements.



-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Operations

For the Period ended July 31, 2004*
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 2):
  Interest...................................................................................................        $    8,852,858
Expenses:                                                                                                             -------------
  Investment advisory fee (Note 3)...........................................................................               579,708
  Insurance..................................................................................................                70,481
  Custodian..................................................................................................                49,255
  Accounting and tax services................................................................................                40,000
  Legal......................................................................................................                21,315
  Transfer agency............................................................................................                10,090
  Reports to shareholders....................................................................................                10,000
  Directors' fees............................................................................................                10,000
  Miscellaneous..............................................................................................                   623
                                                                                                                      -------------
      Total operating expenses...............................................................................               791,472
      Interest expense on reverse repurchase agreements (Note 5).............................................               285,276
                                                                                                                      -------------
      Total expenses.........................................................................................             1,076,748
      Less expenses waived (Note 3)..........................................................................             (211,764)
                                                                                                                      -------------
      Net expenses...........................................................................................               864,984
                                                                                                                      -------------
    Net investment income....................................................................................             7,987,874
                                                                                                                      -------------
Realized and Unrealized Gain (Loss) on Investments   (Notes 2):
Net realized gain on investments.............................................................................               214,550
                                                                                                                      -------------
Net change in unrealized depreciation on investments.........................................................           (2,992,959)
                                                                                                                      -------------
Net realized and unrealized loss on investments..............................................................           (2,778,409)
                                                                                                                      -------------
Net increase in net assets resulting from operations.........................................................       $     5,209,465
                                                                                                                      =============
__________

*     Commenced operations on December 17, 2003





__________

See notes to financial statements.




-----------------------------------------------------------------------------------------------------------------------------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Changes in Net Assets

For the Period ended July 31, 2004*
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting from Operations:
  Net investment income...................................................................................         $      7,987,874
  Net realized gain on investments.........................................................................                 214,550
  Net change in unrealized depreciation on investments......................................................            (2,992,959)
                                                                                                                       ------------
  Net increase in net assets resulting from operations......................................................              5,209,465
                                                                                                                       ------------
Dividends to Shareholders (Note 2):
  Net investment income.....................................................................................            (9,230,521)
  Net realized gains........................................................................................               (81,326)
                                                                                                                       ------------
      Total Dividends.......................................................................................            (9,311,847)
                                                                                                                       ------------
Capital Stock Transactions (Note 6):
  Net proceeds from sale of shares (42,595,726 shares)......................................................            429,230,521
  Issued to shareholders in reinvestment of distributions (8,182 shares)....................................                 81,326
                                                                                                                       ------------
  Net increase from capital stock transactions..............................................................            429,311,847
                                                                                                                       ------------
      Total increase in net assets..........................................................................            425,209,465
Net Assets:
  Beginning of period.......................................................................................                100,000
                                                                                                                       ------------
  End of period.............................................................................................       $    425,309,465
                                                                                                                       ============


* Commenced operations on December 17, 2003





__________

See notes to financial statements.



-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Cash Flows

For the Period ended July 31, 2004*
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Cash:
  Cash flows provided by (used for) operating activities:
    Net increase in net assets resulting from operations.....................................................        $    5,209,465
    Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
      Purchases of long-term portfolio investments...........................................................         (532,040,788)
      Proceeds from disposition of long-term portfolio investments and principal paydowns....................            40,541,305
      Purchases of short-term portfolio investments, net.....................................................           (7,699,730)
      Increase in interest receivable........................................................................             (596,465)
      Increase in receivable for investments sold............................................................           (5,004,021)
      Increase in prepaid expenses and other assets..........................................................              (49,500)
      Increase in interest payable for reverse repurchase agreements.........................................                42,854
      Increase in payable for investments purchased..........................................................            11,029,690
      Increase in investment advisory fee payable............................................................                42,125
      Increase in accrued expenses and other liabilities.....................................................                57,977
      Net accretion on investments...........................................................................           (1,526,008)
      Unrealized appreciation on investments.................................................................             2,992,959
      Net realized gain on investment transactions...........................................................             (214,550)
                                                                                                                       ------------
    Net cash used for operating activities...................................................................         (487,214,687)
  Cash flows provided by (used for) financing activities:                                                              ------------
    Net cash provided by reverse repurchase agreements.......................................................            66,472,000
    Proceeds from sale of shares.............................................................................           420,000,000
    Bank overdraft...........................................................................................               642,687
                                                                                                                       ------------
    Net cash provided by financing activities................................................................           487,114,687
                                                                                                                       ------------
  Net decrease in cash.......................................................................................             (100,000)

  Cash at beginning of period................................................................................               100,000
                                                                                                                       ------------
  Cash at end of period......................................................................................        $            0
                                                                                                                       ============

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $81,326.

Interest payments for the period December 17, 2003 (commencement of operations) through July 31, 2004 totaled $242,422.

__________

*   Commenced operations on December 17, 2003



__________

See notes to financial statements.



-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Financial Highlights

For the Period ended July 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period...........................                                                          $0.00
                                                                                                                     ---------
Net investment income..........................................                                                         0.33**
Net realized and unrealized gain on investments................                                                         (0.12)
                                                                                                                     ---------
Net increase in net asset value resulting from operations......                                                           0.21
                                                                                                                     ---------
Dividends from net investment income...........................                                                         (0.23)
Dividends from net realized gains..............................                                                          0.00+
                                                                                                                     ---------
Total Dividends................................................                                                         (0.23)
                                                                                                                     ---------
Net asset value, end of period.................................                                                      $    9.98
                                                                                                                     =========
Total Investment Return........................................                                                       2.10%(1)
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000's)..............................                                                      $ 425,309
Operating expenses.............................................                                                       0.56%(2)
Interest expense...............................................                                                       0.20%(2)
                                                                                                                      0.20%(2)
Total expenses.................................................                                                       0.76%(2)

Total expenses including fee waiver and excluding interest
  Expense......................................................                                                       0.41%(2)
Net investment income..........................................                                                       5.65%(2)
Portfolio turnover rate........................................                                                         14%(1)

__________

+   Rounds to less than $0.01.

(1) Not Annualized

(2) Annualized

*   Commenced operations on December 17, 2003

**  Calculated based on the average shares outstanding during the year.




__________

See notes to financial statements.



-------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2004
-------------------------------------------------------------------------------

1.  The Fund

Hyperion Collateralized Securities Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland as a corporation on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Capital Management, Inc. (the "Advisor").

The Fund's investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund's investment objective will be met.

Offering costs of $71,500 were paid by the Advisor and were not charged to the Fund's capital.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown gain (loss) on mortgage-backed and asset-backed securities are treated as interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from

-------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2004
-------------------------------------------------------------------------------

generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.  Management Agreement and Affiliated Transactions

The Management Agreement provides, among other things, that the Advisor will bear all expenses of its employees and overhead incurred in connection with its duties under the Management Agreement, and will pay all salaries of the Fund's directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Advisor. The Management Agreement provides that the Fund shall pay to the Advisor a monthly fee for its services which are equal to 0.41% for the Fund's five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Advisor has agreed to waive 0.01% of its management fee, based on the Fund's average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Advisor will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the period ended July 31, 2004, the Adviser earned $579,708 in investment advisory fees, of which the Adviser has waived $211,764 of its fee.

Under the Management Agreement, the Advisor will also serve as the administrator of the Fund. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the "Sub-Administrator"). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Advisor a monthly fee which is included as part of the monthly fee discussed above. The Advisor is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor. The Fund does not pay any compensation directly to its officers or directors who are directors, officers or employees of Hyperion Capital Management, Inc. or its affiliates. Each other director receives a meeting attendance fee of $1,250 for each meeting of the Board of Directors attended. Trustees are reimbursed for travel expenses in connection with attendance at meetings. The Adviser is responsible for any fees due to the directors.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the period ended July 31, 2004, were $532,040,788 and $40,354,359 respectively.

5.  Borrowings

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline

-------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2004
-------------------------------------------------------------------------------

below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At July 31, 2004, the Fund had the following reverse repurchase agreements outstanding:



                                                                                                                          Maturity
   Face Value                                        Description                                                           Amount
-----------------   -------------------------------------------------------------------------------------------------   -----------
$    9,900,000      Wachovia Corp., 1.70%, dated 06/29/04, maturity date 08/26/04......................              $    9,927,115
     9,937,000      Wachovia Corp., 1.93%, dated 07/29/04, maturity date 09/29/04......................                   9,969,987
     8,924,000      RBS Greenwich Capital, 1.78%, dated 07/28/04, maturity date 08/27/04...............                   8,937,237
     8,468,000      RBS Greenwich Capital, 1.83%, dated 07/28/04, maturity date 08/27/04...............                   8,480,914
     8,998,000      Morgan Stanley, 1.73%, dated 07/29/04, maturity date 08/30/04......................                   9,011,837
     2,975,000      Lehman Brothers, Inc., 1.71%, dated 07/15/04, maturity date 09/16/04...............                   2,983,903
     2,820,000      Lehman Brothers, Inc., 1.55%, dated 06/29/04, maturity date 08/26/04...............                   2,827,042
     4,150,000      Lehman Brothers, Inc., 1.50%, dated 07/28/04, maturity date 07/30/04(a)............                   4,150,346
     8,966,000      CS First Boston, 1.72%, dated 06/30/04, maturity date 08/27/04.....................                   8,990,846
     1,334,000      Bear Stearns, 1.75%, dated 07/23/04, maturity date 09/23/04........................                   1,338,020
                                                                                                                        -----------
$   66,472,000
                    Maturity Amount, Including Interest Payable........................................              $   66,617,247
                                                                                                                        -----------
                    Market Value of Assets Sold Under Agreements.......................................              $   78,151,368
                                                                                                                        -----------
                    Weighted Average Interest Rate.....................................................                       1.75%
                                                                                                                        -----------

(a) Cleared August 3, 2004.

The average daily balance of reverse repurchase agreements outstanding during the period ended July 31, 2004, was approximately $38,452,672 at a weighted average interest rate of 0.73%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $66,514,854 as of July 31, 2004, which was 13.52% of total assets.

6.  Capital Stock

There are 50 million shares of $0.001 par value common stock authorized. Of the 42,603,908 shares outstanding at July 31, 2004, the Adviser owned 8,619 shares.

7.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the period ended July 31, 2004, the tax character of distributions paid was from:

         Net investment income..............................     $   9,097,297
         Net realized gain..................................     $     214,550
             Total dividends................................     $   9,311,847

At July 31, 2004, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

         Undistributed Tax Ordinary Income....................   $            0
         Accumulated capital loss.............................   $            0
         Unrealized appreciation/(depreciation)...............   $  (2,992,959)

-------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2004
-------------------------------------------------------------------------------

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at July 31, 2004 was $500,939,771. Net unrealized depreciation was $(2,992,959) (gross unrealized appreciation -- $2,593,485; gross unrealized depreciation -- $5,586,444).

Capital Account Reclassification: For the period ended July 31, 2004, the Fund's undistributed net investment income was increased by $1,242,647 and accumulated net realized gain reduced by $133,224, with a net offsetting decrease to paid-in capital of $1,109,423. These adjustments were primarily the result of the reclassification of income distributions to return of capital.

8.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

-------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Report of Independent Registered Certified Public Accounting Firm
-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Hyperion Collateralized Securities Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Hyperion Collateralized Securities Fund, Inc., including the schedule of investments, as of July 31, 2004, and the related statement of operations, cash flows, statement of changes in net assets and financial highlights for the period December 17, 2003 (commencement of operations) through July 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hyperion Collateralized Securities Fund, Inc. as of July 31, 2004, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period December 17, 2003 (commencement of operations) through July 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

SCHWARTZ & HOFFLICH, LLP
Norwalk, CT
September 15, 2004


---------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers of the Hyperion Collateralized Securities Fund, Inc.
(the "Fund").

                                                                                                                      Number of
                                Position(s) Held with                                                                 Portfolios in
                                Fund and Term of                                                                      Fund Complex
Name, Address                   Office and Length of         Principal Occupation(s) During Past 5 Years and          Overseen by
and Age                         Time Served                  Other Directorships Held by Director                     Director
-----------------------------------------------------------------------------------------------------------------------------------
Robert F. Birch                 Director, Member of The      Director and/or Trustee of several investment                 5
  c/o One Liberty               Audit Committee              companies advised by the Advisor or by its
  Plaza, New York,                                           affiliates (1998-Present); President and
  New York 10006-1404           Elected Director since       Director, New America High Income Fund
                                June 2004                    (1992-Present); Chairman of the Board and
  Age 68                                                     Co-Founder, The China Business Group, Inc.
                                                             (1996-Present); Director, Brandywine Funds (3)
                                                             (2001 to Present).

Harald R. Hansen                Director, Member of the      Chief Executive Officer of First Union National                2
  c/o One Liberty               Audit Committee              of Georgia in 1987. Chairman in 1989 held
  Plaza, New York,                                           position until he retired in 1996. Executive Vice
  New York 10006-1404           Elected Since Fund's         President in charge of the General Banking Group
                                Inception*                   of First National Bank of Georgia. Director of
  Age 72                                                     Atlanta Symphony, Midtown Alliance and U.S.
                                                             Disabled Athletes Fund. Trustee and Vice Chairman
                                                             of the Board of Oglethorpe University; President
                                                             of the Board of Trustees of Asheville School and
                                                             a Trustee of the Tull Foundation. Corporate
                                                             Boards of Magnet Communication Inc. and Wachovia
                                                             Corp.

Leo M. Walsh, Jr.               Director, Chairman of        Director and/or Trustee of several investment                  5
  c/o One Liberty               the Audit Committee          companies advised by the Advisor or by its
  Plaza, New York,                                           affiliates (1989-Present); Financial Consultant
  New York 10006-1404           Elected Since Fund's         for Medco Health Solutions Inc. (1994-2003).
                                Inception*
  Age 71

Clifford E. Lai**               Director, Chairman of        President (1998-Present) and Chief Investment                  5
  c/o One Liberty               the Board and President      Officer (1993-2002) of Hyperion Capital
  Plaza, New York, New                                       Management, Inc. (the "Advisor"); Co-Chairman
  York 10006-1404               Elected Since Fund's         (2003-Present) and Board of Managers
                                Inception*                   (1995-Present) Hyperion GMAC Capital Advisors,
  Age 51                                                     LLC (formerly Lend Lease Hyperion Capital, LLC);
                                                             President of several investment companies advised
                                                             by the Advisor (1995-Present).
__________

 *  Commenced operations on December 17, 2003

   ** Mr. Lai is an  "interested  person" as defined in the  Investment  Company Act of 1940,  as amended (the "1940 Act"), because of affiliation  with Hyperion  Capital  Management,  Inc., the Fund's  advisor.  As a result of his service with the Advisor, the Fund considers Mr. Lai to be an "interested person" of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.



-----------------------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)


-----------------------------------------------------------------------------------------------------------------------------------

Officers of the Fund


Name, Address                    Position(s) Held    Term of Office and
and Age                          with Fund           Length of Time Served   Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Clifford E. Lai                  President,          Elected Since Fund's    Please see "Information Concerning Directors and
  c/o One Liberty Plaza,         Director and        Inception*              Officers" page   .
  New York, New York             Chairman of the
  10006-1404                     Board

  Age 51

John H. Dolan                    Vice President      Elected Since Fund's    Chief Investment Strategist (1998-Present) and
  c/o One Liberty Plaza,                             Inception*              Chief Investment Officer (since 2002) of Hyperion
  New York, New York                                                         Capital Management, Inc.
  10006-1404

  Age 51

Michelle L. Russell-Dowe         Vice President      Elected Since Fund's    Director and Portfolio Manager (1999-Present) of
  c/o One Liberty Plaza,                             Inception*              Hyperion Capital Management, Inc.; Vice President
  New York, New York                                                         (1994-1999) Duff & Phelps Credit Rating Company.
  10006-1404

  Age 33

Thomas F. Doodian                Treasurer           Elected Since Fund's    Managing Director, Chief Operating Officer (1998-
  c/o One Liberty Plaza,                             Inception*              Present) and Director of Finance and Operations of
  New York, New York                                                         Hyperion Capital Management, Inc. (the "Advisor")
  10006-1404                                                                 (1995-Present); Treasurer of several investment
                                                                             companies advised by the Advisor (1998-Present).
  Age 45

Joseph Tropeano                  Secretary           Elected Since Fund's    Director and Compliance Officer of the Advisor
  c/o One Liberty Plaza,                             Inception*              (1993- Present); Secretary and Compliance Officer
  New York, New York                                                         of several investment companies advised by
  10006-1404                                                                 Hyperion Capital Management, Inc. (the "Advisor")
                                                                             (1994-Present); Secretary and Compliance Officer,
  Age 43                                                                     Hyperion GMAC Capital Advisors, LLC (formerly Lend
                                                                             Lease Hyperion Capital, LLC) (1995-Present);
__________

* Commenced operations on December 17, 2003

The Fund's Statementof Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.


-------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Additional Information


-------------------------------------------------------------------------------

Quarterly Portfolio Schedule: No later than December 30, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for its first quarter in 2004 on Form N-Q. The Fund is required to file Form N-Q for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund website at http://www.hyperioncapital.com.

-------------------------------------------------------------------------------
Officers & Directors


-------------------------------------------------------------------------------

Clifford E. Lai
Chairman, Director and President

Robert F. Birch*
Director

Harald R. Hansen*
Director

Leo M. Walsh, Jr.*
Director

John H. Dolan
Vice President

Michelle L. Russell-Dowe
Vice President

Thomas F. Doodian
Treasurer

Joseph Tropeano
Secretary
__________

* Audit Committee Members


--------------------------------------------------------

           [GRAPHIC OMITTED][GRAPHIC OMITTED]


--------------------------------------------------------


--------------------------------------------------------

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

     Hyperion Collateralized Securities Fund, Inc.
                   One Liberty Plaza
                165 Broadway, 36th Floor
                New York, NY 10006-1404

Item 2. Code of Ethics.

     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the "Code"). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant's Code will be provided upon request to any person without charge by contacting Joseph Tropeano at 1-800-HYPERION or by writing to Mr. Tropeano at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.

Item 3. Audit Committee Financial Expert.

     The Registrant's Board of Directors has determined that none of the members of the Registrant's Audit Committee is an "audit committee financial expert" as that term is defined in the instructions to this Item. The Registrant's Board of Directors has also determined that there is no need to appoint a Director to the Audit Committee who qualifies as an "audit committee financial expert" at this time because the Board of Directors believes that each member of the Audit Committee is "financially literate" as that term is used in the rules of the New York Stock Exchange and that each has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the Audit Committee members are qualified to evaluate the Registrant's financial statements, supervise the Registrant's preparation of its financial statements, and oversee the work of the Registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

        Audit Fees

     For the fiscal year ended July 31, 2004, Schwartz & Hofflich, LLP ("S&H") billed the Registrant aggregate fees of $40,250 for professional services rendered for the audit of the Registrant's annual financial statements and review of financial statements included in the Registrant's annual report to shareholders.

        Tax Fees

     For the fiscal year ended July 31, 2004, S&H billed the Registrant aggregate fees of $4,275 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant's income tax returns and tax distribution requirements.

         Non-Audit Fees

     For the fiscal years ended July 31, 2004 and July 31, 2003, S&H billed the Adviser aggregate fees of $740.00 and $820.00, respectively.

Item 5. Audit Committee of Listed Registrants.

         Not applicable.

Item 6. Schedule of Investments.

        See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10.  Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)      (1)  None.

         (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

         (3)  None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION COLLATERALIZED SECURITIES FUND, INC.


By:  /s/ Clifford E. Lai
     ____________________
     Clifford E. Lai
     Principal Executive Officer

Date:  October 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
     ___________________
     Clifford E. Lai
     Principal Executive Officer

Date:  October 8, 2004

By:  /s/ Thomas F. Doodian
     ____________________
     Thomas F. Doodian
     Treasurer and Principal Financial Officer

Date:  October 8, 2004